Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                                              September 7, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Paragon Separate Account D
    File No. 811-08385

Commissioners:

   Semi-annual reports dated June 30, 2007 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the Paragon Separate Account D of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

   The Semi-annual reports for certain portfolios of DWS Variable Series I are incorporated by reference as filed on Form N-CSRS, CIK No. 0000764797, File No. 811-04257 and DWS Variable Series II, CIK No. 0000810573, File No. 811-05002.

   The Semi-annual reports for certain portfolios of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

   The Semi-annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

   The Semi-annual reports for certain portfolios of T. Rowe Price Equity Series Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918294, File No. 811-07143 and T. Rowe Price Fixed Income Series Inc., CIK No. 0000920467, File No. 811-07153.

   The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329, Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511 and Variable Insurance Products Fund IV, CIK No. 0000720318, File No. 811-03759.

                                                  Sincerely,

                                                  /s/ Gina C. Sandonato
                                                  ------------------------------
                                                  Gina C. Sandonato